SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 29, 2022, the Company entered into a Subscription Agreement with the Subscriber, pursuant to which the Subscriber agreed to purchase, and the Company agreed to sell the Subscriber, 5,000,000 shares of Class A common stock, par value of $0.0001 per share (the “Additional Pipe Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 in a private placement. Pursuant to the Subscription Agreement, the Additional PIPE Shares will be sold upon the same terms and conditions as those set forth in those certain Subscription Agreements entered into between the Company and certain other investors on September 8, 2021 in connection with the execution of the Business Combination Agreement among the Company, the Merger Sub and Energy Vault. The closing of the sale of the Additional PIPE Shares pursuant to the Subscription Agreement is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the sale of the Additional PIPE Shares is to raise additional capital for use by the combined company following the closing of the Proposed Transactions.